Schedule of Investments (unaudited) August 31, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Commercial Services & Supplies — 0.1%
Chapman University, 3.00%, 04/01/51(a)	$2,100	$1,417,119

Total Corporate Bonds — 0.1% (Cost: $2,100,000)		1,417,119

Municipal Bonds

California — 81.4%

Corporate(b) — 4.6%
California Community Choice Financing Authority, RB
5.00%, 07/01/53	25,810	26,619,531
5.00%, 12/01/53	16,905	17,369,887
Series B-1, 4.00%, 02/01/52	29,405	28,750,827
Series C, 5.25%, 01/01/54	7,500	7,764,870
California Municipal Finance Authority, RB, 4.20%, 07/01/51	25,000	24,946,150
California Pollution Control Financing Authority, Refunding RB, AMT, 4.25%, 07/01/43(c)	7,245	7,196,379

		112,647,644

County/City/Special District/School District — 20.8%
Burlingame School District, GO, Series B, Election 2020, 5.00%, 08/01/52	8,210	8,935,353
California Infrastructure & Economic Development Bank, Refunding RB
Series A, 1.60%, 10/01/29	3,575	2,945,174
Series A, 1.84%, 10/01/31	1,100	868,519
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	1,009,356
Series B, 3.92%, 09/01/31	3,410	3,097,770
Series B, 3.97%, 09/01/32	1,880	1,698,131
Series B, 4.02%, 09/01/33	2,070	1,859,150
City & County of San Francisco California, COP, Series A, 4.00%, 04/01/44	10,000	9,737,680
City & County of San Francisco California, GO, Series A, AMT, 4.00%, 06/15/36	5,155	5,172,898
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(d)	26,425	20,728,351
County of Ventura California, RB, 5.15%, 07/01/24	75,000	74,759,925
Elk Grove Unified School District, GO, 4.00%, 08/01/44	16,375	16,238,436
Elk Grove Unified School District, ST, (AGM), 4.00%, 12/01/42	12,330	12,075,213
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,150	2,151,595
Fremont Unified School District/Alameda County California, GO, Series E, Election 2014, 4.00%, 08/01/41	3,325	3,348,468
Fremont Union High School District, GO
Series A, 4.00%, 08/01/46	5,855	5,710,405
Election 2022, 4.00%, 08/01/48	15,000	14,642,940
Grossmont Healthcare District, GO, Series D, 4.00%, 07/15/40	2,000	1,960,500
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 5.00%, 08/01/44	20,000	21,274,900
Hayward Unified School District, GO (AGM), 4.00%, 08/01/42	14,380	13,996,011

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hayward Unified School District, GO (continued)
(BAM), 4.00%, 08/01/43	$4,235	$4,168,413
Irvine Facilities Financing Authority, RB, 5.25%, 05/01/43	10,000	10,365,280
Irvine Facilities Financing Authority, ST, (BAM), 5.00%, 09/01/48	20,845	22,522,335
La Mesa-Spring Valley School District, GO, Series B, 5.00%, 08/01/47	1,200	1,292,248
Long Beach Unified School District, GO, Series A, 4.00%, 08/01/40	5,000	4,979,820
Los Angeles Community College District, GO 2.11%, 08/01/32	2,590	2,075,673
Series K, Election 2008, 4.00%, 08/01/38	40	40,224
Series K, Election 2008, 4.00%, 08/01/39	10,000	10,033,820
Series A-2, Election 2022, 5.50%, 08/01/24	15,080	15,059,868
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/37	19,235	20,529,092
Los Angeles County Public Works Financing Authority, Refunding RB, Class A, 4.00%, 12/01/43	10,100	9,817,826
Lucia Mar Unified School District, GO, Series D, 5.25%, 08/01/47	9,000	9,884,835
Mount San Antonio Community College District, GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	5,000	4,877,520
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,577,585
Oak Grove School District, GO, Series A-2, 4.00%, 08/01/49	2,700	2,617,434
Orange County Local Transportation Authority Sales Tax Revenue, RB, 5.00%, 02/15/40	5,000	5,396,500
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, RB, Series A, 5.00%, 06/01/47(e)	3,650	3,918,282
Peralta Community College District, GO, Series B, 5.25%, 08/01/42	3,000	3,354,933
Pleasanton Unified School District, GO, 4.00%, 08/01/48	9,000	8,766,333
San Carlos School District, GO, Election 2012, 4.00%, 10/01/41	1,500	1,505,150
San Diego Community College District, GO, 2.38%, 08/01/33	5,375	4,306,009
San Diego Unified School District, GO, Series L, 4.00%, 07/01/44	3,750	3,731,497
San Francisco City & County Redevelopment Agency Successor Agency, TA
Series D, 3.25%, 08/01/29	1,000	907,170
Series D, 3.38%, 08/01/30	1,250	1,125,060
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(c)(d)	3,000	2,056,494
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	3,000	2,951,991
San Jose Redevelopment Agency Successor Agency, TA, Series A-T, 3.25%, 08/01/29	8,730	8,010,072
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(d)	25,000	19,559,125
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,024,240

1

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Lorenzo Unified School District, GO, 4.00%, 08/01/40	$1,115	$1,123,087
San Luis Obispo County Community College District, GO, Series A, Election 2014, 4.00%, 08/01/34	3,320	3,366,769
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,785,694
San Mateo County Transit District, Refunding RB, Series A, 4.00%, 06/01/33	9,065	9,222,423
San Mateo Foster City Public Financing Authority, RB, 4.00%, 05/01/45	4,000	3,879,920
Santa Clara Unified School District, GO
4.00%, 07/01/41	12,475	12,601,559
Election 2014, 4.00%, 07/01/41	5,000	5,009,750
Santa Clarita Community College District, GO
Election 2016, 4.00%, 08/01/42	1,400	1,406,633
Election 2016, 5.25%, 08/01/48	4,000	4,444,944
Santa Cruz City Elementary School District, GO
Series C, 2.00%, 08/01/34	1,770	1,536,884
Series C, 2.00%, 08/01/36	695	564,767
Santa Cruz City High School District, GO
Series C, 2.00%, 08/01/35	450	379,413
Series C, 2.00%, 08/01/36	1,755	1,425,615
Series C, 2.00%, 08/01/37	2,870	2,248,229
Series C, 2.00%, 08/01/38	2,955	2,241,125
Series C, 2.13%, 08/01/39	3,070	2,318,584
South Orange County Public Financing Authority, RB, 5.00%, 06/01/47	11,000	11,808,511
West Valley-Mission Community College District, GO
Series B, 5.00%, 08/01/47	10,000	10,907,850
Series A, AMT, 4.00%, 08/01/44	9,765	9,732,824
Series B, Election 2012, 4.00%, 08/01/34	5,160	5,235,388

		508,905,573

Education — 6.3%
California Educational Facilities Authority, RB, Series A, 3.56%, 04/01/31	2,000	1,771,990
California Infrastructure & Economic Development Bank, RB(c)
5.00%, 01/01/24(f)	125	124,591
4.13%, 01/01/35	985	834,201
5.00%, 01/01/55	2,000	1,533,428
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(d)	37,500	2,402,363
California Municipal Finance Authority, RB
5.00%, 06/15/41(c)	925	847,319
6.00%, 07/01/44	500	500,168
5.00%, 06/15/51(c)	1,385	1,201,123
Series A, 5.50%, 08/01/34(c)	250	250,272
California Municipal Finance Authority, Refunding RB(c)
5.00%, 08/01/39	1,785	1,652,042
5.00%, 08/01/48	2,140	1,863,617
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(c)	190	185,970
California School Finance Authority, RB(c)
Series A, 5.00%, 06/01/33	525	522,606
Series A, 5.00%, 06/01/43	525	487,421
Series A, 5.00%, 06/01/49	7,105	6,221,650
Series A, 6.00%, 07/01/51	1,500	1,526,781
Series A, 5.00%, 06/01/55	1,000	890,939
Series A, 5.00%, 06/01/58	3,355	2,852,233

Security	Par (000)	Value

Education (continued)
California School Finance Authority, RB(c) (continued)
Series B, 6.00%, 06/01/31	$735	$654,306
Series A, AMT, 6.00%, 06/01/59	8,925	8,319,974
California State University, Refunding RB
Series A, 5.00%, 11/01/43	23,000	24,489,894
Series B, 1.67%, 11/01/29	9,000	7,431,030
Series B, 1.85%, 11/01/31	6,750	5,337,131
Series B, 2.53%, 11/01/33	2,580	2,066,368
Series D, 1.69%, 11/01/29	5,000	4,132,540
California Statewide Communities Development Authority, Refunding RB(c)
Series A, 5.00%, 06/01/36	2,900	2,813,075
Series A, 5.00%, 06/01/46	4,100	3,727,105
Hastings Campus Housing Finance Authority, RB, Series A, 5.00%, 07/01/61(c)	7,640	6,213,761
University of California, RB, Series AV, 5.25%, 05/15/42	12,305	13,037,886
University of California, RB, BAB, 6.30%, 05/15/50	3,790	3,951,465
University of California, Refunding RB
Series AZ, 5.00%, 05/15/43	25,000	26,593,200
Series I, 5.00%, 05/15/40	8,035	8,235,923
Series Q, 4.00%, 05/15/41	10,300	10,341,035

		153,013,407

Health — 5.4%
California Health Facilities Financing Authority, Refunding RB
4.00%, 05/15/46	1,950	1,852,894
Series A, 4.00%, 08/15/40	6,750	6,724,343
Series A, 4.00%, 11/15/40	3,085	3,104,275
Series A, 4.00%, 08/15/48	6,000	5,822,370
Series A, 4.00%, 08/15/50	7,035	6,696,975
Series A-2, 4.00%, 11/01/44	20,225	19,808,426
Series B, 4.00%, 11/15/41	1,350	1,328,779
Series B, 5.00%, 11/15/46	9,330	9,538,721
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 11/01/39(c)	980	943,113
California Public Finance Authority, RB
Series A, 4.00%, 07/15/41	4,810	4,700,909
Series A, 5.00%, 07/15/46	5,375	5,767,552
California Public Finance Authority, Refunding RB
Series A, 4.00%, 08/01/47	9,010	8,580,872
Series A, 5.00%, 08/01/47	7,750	8,062,922
City of Corona California, RB, 2.24%, 05/01/30	10,000	8,403,340
City of Huntington Beach California, Refunding RB, 2.32%, 06/15/30	2,750	2,314,469
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 5.00%, 05/15/41	4,830	5,332,223
Series P, 4.00%, 05/15/43	10,000	9,917,860
Series P, 5.00%, 05/15/47	10,930	11,926,434
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series L, 5.00%, 05/15/41	8,215	8,508,243
Series L, 5.00%, 05/15/47	3,285	3,370,085

		132,704,805

Housing — 2.3%
California Community Housing Agency, RB, M/F Housing(c)
Series A, 5.00%, 04/01/49	2,630	2,165,229

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
California Community Housing Agency, RB, M/F Housing(c) (continued)
Series A-1, 3.00%, 02/01/57	$5,000	$2,970,350
Series A-2, 4.00%, 02/01/50	1,600	1,184,141
Series A-2, 4.00%, 08/01/51	12,920	7,872,246
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	19,894	14,621,463
CMFA Special Finance Agency VII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	1,430	935,932
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	4,440	2,891,466
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(c)	2,740	2,093,108
CMFA Special Finance Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/45(c)	1,205	962,465
CSCDA Community Improvement Authority, RB, M/F Housing(c)
2.80%, 03/01/47	3,430	2,496,268
3.13%, 07/01/56	5,620	3,555,836
3.13%, 08/01/56	1,460	960,238
4.00%, 12/01/56	445	307,329
3.25%, 04/01/57	2,830	1,892,248
4.00%, 07/01/58	2,150	1,438,722
Series A, 3.00%, 09/01/56	2,045	1,289,207
Series B, 4.00%, 07/01/58	2,450	1,666,870
Mezzanine Lien, 4.00%, 03/01/57	500	352,251
Series B, Mezzanine Lien, 4.00%, 12/01/59	2,925	1,832,828
Senior Lien, 3.13%, 06/01/57	3,850	2,529,053
Series B, Sub Lien, 4.00%, 12/01/59	4,580	2,934,012

		56,951,262

State — 2.8%
California State Public Works Board, RB 4.00%, 11/01/41	6,825	6,851,303
Series B, 4.00%, 05/01/39	2,545	2,580,844
Series B, 4.00%, 05/01/41	3,860	3,894,860
Series B, 4.00%, 03/01/45	1,005	977,610
Series C, 5.00%, 11/01/44	24,985	26,652,549
State of California, GO
6.00%, 03/01/33	3,590	3,883,802
5.00%, 10/01/39	5,000	5,192,500
State of California, Refunding GO, 5.25%, 10/01/39	18,150	18,968,020

		69,001,488

Tobacco — 1.7%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,379,031
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(d)	7,620	1,233,602
California Statewide Financing Authority, RB(c)(d)
Series D, 0.00%, 06/01/55	20,750	1,240,892
Series L, 0.00%, 06/01/55	91,500	4,931,758
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	5,175	4,193,458
Series B, 5.00%, 06/01/51	5,995	6,234,248
Subordinate, 3.85%, 06/01/50	5,435	4,921,822

Security	Par (000)	Value

Tobacco (continued)
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(d)	$34,680	$1,875,078
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	3,645	3,420,592
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	10,000	10,320,390

		40,750,871

Transportation — 11.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	920	936,244
California Infrastructure & Economic Development Bank, RB, Series A, AMT, 3.65%, 01/01/50(b)(c)	35,000	34,814,045
City of Los Angeles Department of Airports, ARB
AMT, 5.25%, 05/15/47	7,000	7,499,786
Series A, AMT, 5.00%, 05/15/44	8,010	8,269,244
Series B, AMT, 5.00%, 05/15/41	18,710	18,909,449
Series C, AMT, 5.00%, 05/15/45	20,000	20,969,280
Series D, AMT, 5.00%, 05/15/41	8,520	8,619,181
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,686,718
AMT, Subordinate, 5.00%, 05/15/46	4,985	5,179,619
City of Los Angeles Department of Airports, Refunding RB, Series B, 4.00%, 05/15/40	2,000	2,008,318
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/47	4,660	4,686,646
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	7,345	7,371,817
Port of Los Angeles, Refunding RB, Series C, 4.00%, 08/01/39	3,570	3,581,720
San Diego County Regional Airport Authority, ARB, Series A, 4.00%, 07/01/40	1,395	1,395,504
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, AMT, 5.00%, 05/01/48	10,145	10,316,887
Series A, AMT, 5.00%, 05/01/39	9,995	10,358,728
Series A, AMT, 5.25%, 05/01/42	40,370	41,469,235
Series A, AMT, 5.00%, 05/01/44	10,000	10,232,930
Series A, AMT, 5.00%, 05/01/47	34,305	34,797,448
Series B, AMT, 5.00%, 05/01/46	29,915	30,253,548
Series D, AMT, 5.00%, 05/01/43	6,440	6,598,488
Series D, AMT, 5.25%, 05/01/48	3,500	3,598,886
Series E, AMT, 5.00%, 05/01/38	9,055	9,432,195

		286,985,916

Utilities — 25.7%
California Community Choice Financing Authority, RB, 5.00%, 02/01/54(b)	50,000	52,250,000
California Statewide Communities Development Authority, Refunding RB, 1.68%, 02/01/29	1,000	829,622
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 5.00%, 06/01/47	12,655	13,886,091
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	6,801,406

3

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series B, 5.25%, 11/01/48	$7,935	$8,793,266
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/42	27,045	28,366,662
Series A, 4.00%, 06/01/45	4,885	4,778,614
Series A, 5.00%, 06/01/49	2,500	2,642,050
Eastern Municipal Water District Financing Authority, RB
Series D, 5.25%, 07/01/42	18,500	19,687,497
Series D, 5.00%, 07/01/47	36,105	37,799,155
Eastern Municipal Water District Financing Authority, Refunding RB, Series B, 4.00%, 07/01/34	5,455	5,592,493
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	6,085	6,179,044
Irvine Ranch Water District Water Service Corp., SAB, 5.25%, 02/01/41	2,000	2,096,640
Irvine Ranch Water District, COP, 5.00%, 03/01/46	19,330	20,021,202
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	10,020	10,467,353
Series A, 5.25%, 07/01/44	10,650	11,161,062
Series A, 5.00%, 07/01/46	20,000	20,493,040
Series A, 5.00%, 07/01/49	4,415	4,777,626
Series B, 4.00%, 07/01/49	5,000	4,915,640
Series C, 5.00%, 07/01/43	5,000	5,485,345
Series D, 5.00%, 07/01/47	4,265	4,607,458
Los Angeles Department of Water & Power, RB
5.00%, 07/01/51	15,000	16,008,690
Series B, 5.00%, 07/01/47	3,000	3,247,788
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/51	27,545	29,303,914
Metropolitan Water District of Southern California, RB, Series A, AMT, 5.00%, 10/01/51	24,000	25,647,336
Modesto Irrigation District, RB, Series A, 5.25%, 10/01/48	18,500	20,310,188
Northern California Power Agency, RB, BAB, Series A, 7.31%, 06/01/40	2,150	2,376,150
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/45	10,015	10,815,769
Sacramento Municipal Utility District, RB, Series G, 5.00%, 08/15/41	7,000	7,567,840
Sacramento Municipal Utility District, Refunding RB
Series H, 4.00%, 08/15/40	7,700	7,802,649
Series H, 4.00%, 08/15/45	8,760	8,608,382
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/36	5,000	5,284,075
Series A, 5.00%, 05/15/38	13,595	14,252,359
Series A, 5.25%, 08/01/48	14,340	15,943,685
Series B, 5.00%, 08/01/38	7,725	8,108,106
Series B, 5.00%, 08/01/39	8,735	9,141,483
Series A, AMT, 4.00%, 08/01/45	11,835	11,487,915
Series A, Subordinate, 5.00%, 08/01/43	20,000	21,257,840
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series B, 1.00%, 10/01/26	27,880	26,373,699

Security	Par (000)	Value

Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB (continued)
Series B, 5.00%, 10/01/43	$41,405	$43,936,378
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, 5.00%, 10/01/46	3,100	3,356,432
Series A, 4.00%, 10/01/47	8,000	7,804,288
Series B, 5.00%, 10/01/41	3,000	3,351,396
Series B, 4.00%, 10/01/42	17,010	17,011,412
Series B, 5.00%, 10/01/43	2,965	3,247,046
Series B, 5.00%, 10/01/48	4,290	4,625,469
San Jose Financing Authority, Refunding RB
Series B, 5.00%, 11/01/47	5,505	6,016,904
Series B, 5.00%, 11/01/52	12,490	13,540,372
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	5,205	5,150,368
Southern California Public Power Authority, RB, 5.00%, 07/01/48	5,000	5,440,360

		628,649,559

Total Municipal Bonds in California		1,989,610,525

Illinois — 0.1%

County/City/Special District/School District — 0.1%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	2,060	1,896,698

Puerto Rico — 5.9%

State — 4.4%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43(b)	18,362	9,456,311
0.00%, 11/01/51(b)	24,815	10,422,410
Series A-1, Restructured, 5.63%, 07/01/29	5,196	5,505,265
Series A-1, Restructured, 5.75%, 07/01/31	2,021	2,179,312
Series A-1, Restructured, 4.00%, 07/01/33	1,917	1,814,659
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,592,094
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,327,235
Series A-1, Restructured, 4.00%, 07/01/41	2,010	1,721,535
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,730,865
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	2,467	1,488,598
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)	1,124	382,041
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	380	358,326
Series A-1, Restructured, 4.75%, 07/01/53	26,728	25,022,807
Series A-1, Restructured, 5.00%, 07/01/58	5,583	5,402,468
Series A-2, Restructured, 4.54%, 07/01/53	114	101,467
Series A-2, Restructured, 4.78%, 07/01/58	12,102	11,292,134
Series A-2, Restructured, 4.33%, 07/01/40	7,574	7,154,022
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	874,370
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,101,845
Series A-1, Restructured, 0.00%, 07/01/46	54,873	15,210,741
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,587,513

		106,726,018

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 0.4%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	$150,000	$9,070,800

Utilities(a)(g) — 1.1%
Puerto Rico Electric Power Authority, RB 3rd Series, 0.00%, 01/01/23	593	162,432
Series A, 5.00%, 07/01/29	4,130	1,130,414
Series A, 7.00%, 07/01/33	2,230	610,369
Series A, 5.00%, 07/01/42	6,125	1,676,461
Series A, 7.00%, 07/01/43	955	261,391
Series A-3, 10.00%, 07/01/19	2,137	584,780
Series B-3, 10.00%, 07/01/19	2,137	584,780
Series C-1, 5.40%, 01/01/18	5,870	1,606,652
Series C-2, 5.40%, 07/01/18	5,871	1,606,912
Series C-4, 5.40%, 07/01/20	593	162,433
Series CCC, 5.25%, 07/01/26	1,680	459,829
Series CCC, 5.25%, 07/01/28	955	261,391
Series D-4, 7.50%, 07/01/20	4,342	1,188,518
Series TT, 5.00%, 07/01/25	480	131,380
Series TT, 5.00%, 07/01/26	1,285	351,715
Series WW, 5.50%, 07/01/18	1,155	316,133
Series WW, 5.50%, 07/01/19	935	255,917
Series WW, 5.38%, 07/01/24	875	239,494
Series WW, 5.25%, 07/01/33	885	242,232
Series WW, 5.50%, 07/01/38	1,170	320,238
Series WW, 5.50%, 07/01/49	1,315	359,926
Series XX, 5.25%, 07/01/27	645	176,542
Series XX, 5.25%, 07/01/35	400	109,483
Series XX, 5.75%, 07/01/36	555	151,908
Series XX, 5.25%, 07/01/40	11,490	3,144,905
Series A, AMT, 6.75%, 07/01/36	7,630	2,088,392
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22	2,150	588,472
Series AAA, 5.25%, 07/01/27	6,540	1,790,050
Series AAA, 5.25%, 07/01/28	4,690	1,283,691
Series AAA, 5.25%, 07/01/29	530	145,065
Series BBB, 5.40%, 07/01/28	2,805	767,751
Series UU, 3.47%, 07/01/17(b)	395	108,115
Series UU, 0.00%, 07/01/18(b)	355	97,166
Series UU, 1.32%, 07/01/20(b)	3,175	869,023
Series UU, 4.41%, 07/01/31(b)	3,765	1,030,511
Series ZZ, 5.00%, 07/01/17	925	253,180
Series ZZ, 5.25%, 07/01/19	2,945	806,070
Series ZZ, 5.25%, 07/01/24	1,990	544,679
Series ZZ, 5.00%, 07/01/28	990	270,971
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	4,060	1,111,254

		27,850,625

Total Municipal Bonds in Puerto Rico		143,647,443

Total Municipal Bonds — 87.4% (Cost: $2,267,034,948)		2,135,154,666

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 4.6%

Health — 0.7%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,370	16,771,206

Security	Par (000)	Value

Utilities — 3.9%
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	$20,000	$21,106,260
City of Los Angeles Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/34	11,635	12,516,677
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	35,325	38,085,086
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/50	23,620	25,230,967

		96,938,990

Total Municipal Bonds in California		113,710,196

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.6% (Cost: $119,272,194)		113,710,196

Total Long-Term Investments — 92.1% (Cost: $2,388,407,142)		2,250,281,981

	Shares

Short-Term Securities

Money Market Funds — 9.1%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 3.22%(i)(j)	223,958,161	223,801,390

Total Short-Term Securities — 9.1% (Cost: $223,746,291)		223,801,390

Total Investments — 101.2% (Cost: $2,612,153,433)		2,474,083,371

Other Assets Less Liabilities — 1.0%		22,852,544

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.2)%		(53,384,017)

Net Assets — 100.0%		$2,443,551,898

(a)	Non-income producing security.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interestrate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock California Municipal Opportunities Fund

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund, Institutional Class	$295,902,305	$—	$(72,144,013	)(a)	$7,232	$35,866	$223,801,390	223,958,161	$1,583,807	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	2,084	12/19/23	$231,324	$(1,755,927)
U.S. Long Bond	1,699	12/19/23	206,535	(2,606,574)
5-Year U.S. Treasury Note	1,556	12/29/23	166,407	(1,143,335)

				$(5,505,836)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,417,119	$—	$1,417,119
Municipal Bonds	—	2,135,154,666	—	2,135,154,666
Municipal Bonds Transferred to Tender Option Bond Trusts	—	113,710,196	—	113,710,196

Short-Term Securities
Money Market Funds	223,801,390	—	—	223,801,390
Unfunded Fixed-Income Commitments(a)	—	—	10,367,490	10,367,490

	$223,801,390	$2,250,281,981	$10,367,490	$2,484,450,861

Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$(5,505,836)	$—	$—	$(5,505,836)

(a)	Unfunded fixed-income commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $52,974,978 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

7